Common Stock (Details) - USD ($)			1 Months Ended									6 Months Ended		10 Months Ended	12 Months Ended
	Aug. 11, 2017	May 05, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Common Stock (Textual)
Common stock, par value												$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized												100,000,000		100,000,000	100,000,000	100,000,000
Common Stock, outstanding shares												4,894,638		824,831	824,831	187,098
Preferred stock, par value												$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized												50,000,000		50,000,000	50,000,000	50,000,000
Preferred stock, shares issued												1,900		0	0
Preferred stock, shares outstanding												1,900		0	0
Gross proceeds	$ 11,800,000
Increase common shares outstanding	750,000
Warrants to purchase of common stock						6,314,671	149,552
Aggregate stock compensation expenses															$ 775,000
Unrecognized expense												$ 1,372,000
Fair value of restricted stock					$ 1,400,000
Restricted vest					Sep. 30, 2027
Revenue earn out payment				$ 238,000
Description of unrecognized expense					The expense associated with the restricted shares granted will be recognized using the straight-line method over the 10-year vesting period.
Stock issues during period	11,800,000		495,000
Stock issues during period, value						$ 11,800,000									648,933
Payments of stock issuance costs													$ 24,247		90,924
Exercise price							$ 15.00
Proceeds from issuance of warrant													2,852		2,852
Proceeds from issuance of common stock													631,481		739,857
Restricted stock expense, grant												103,635	$ 156,814		724,613
Aggregate shares of common stock	5,919,998						149,552
Executive officers and directors [Member]
Common Stock (Textual)
Unrecognized expense															$ 2,500,000
Issuance of restricted stock, shares															50,000
Fair value of restricted stock														$ 3,200,000	$ 3,200,000
Restricted stock expense, grant															430,000
Executive officers [Member]
Common Stock (Textual)
Stock issues during period						83,333
Shares issued for services									7,123
Lincoln Park Capital Fund, LLC [Member]
Common Stock (Textual)
Stock issues during period														10,000
Stock issues during period, value														$ 240,000
Payments of stock issuance costs														$ 91,000
Purchase of stock, shares										6,684
Purchase of stock										$ 500,000
Shares issued for services										2,625
Proceeds from issuance of common stock															$ 649,000
Public offering [Member]
Common Stock (Textual)
Proceeds from issuance public offering								$ 7,600,000			$ 6,300,000
Stock issues during period								286,749			78,125
Stock issues during period, value								$ 8,600,000			$ 7,500,000
Payments of stock issuance costs								1,000,000			$ 1,200,000
Over-Allotment Option [Member]
Common Stock (Textual)
Cash fee, percentage	9.00%
Warrants purchase, percentage	10.00%
Issued stock at fair value								$ 208,000
Exercise price								$ 0.20			$ 2.40
Purchase of additional common stock and warrants								43,013			11,719
Underwriters exercised								14,263			8,542
Proceeds from issuance of warrant								$ 3,000			$ 20,000
Stock issued during relative fair value								173,000
2015 Stock Option and Inventive Plan [Member]
Common Stock (Textual)
Aggregate stock compensation expenses												$ 36,000
Issuance of restricted stock, shares			3,000									8,250
Fair value of restricted stock			$ 695,000									$ 26,000
Restricted vest			Nov. 30, 2027
Description of unrecognized expense												Aytu previously issued 43,000 shares of restricted stock outside the Aytu BioScience 2015 Stock Option and Inventive Plan, which vest in July 2026. The unrecognized expense related to these shares was $1,912,000 as of December 31, 2017 and will be recognized over the 10-year vesting period. During the six months ended December 31, 2017, the expense related to these awards was $78,000.
Preferred Stock [Member]
Common Stock (Textual)
Preferred stocks converted in common stock				350								(350)
Issuance of restricted stock, shares
Issued of common stock payment to Nuelle Shareholders for fiscal 2018
Common Stock [Member]
Common Stock (Textual)
Common Stock, outstanding shares														367,312	367,312	126,239
Preferred stocks converted in common stock				116,666								116,666
Issuance of restricted stock, shares												692,000			50,000
Issued of common stock payment to Nuelle Shareholders for fiscal 2018					3,018							64,150
Stock issues during period	3,196,665	125,000			200,000										19,309
Stock issues during period, value															$ 2
Issued stock at fair value								4,400,000			4,200,000
Shares issued for services															7,123
Stock issued during relative fair value								3,700,000
Warrants [Member]
Common Stock (Textual)
Issued stock at fair value								$ 293,000			$ 2,100,000
Exercise price								$ 37.20			$ 120.00
Debt instrument, term								5 years			5 years
Proceeds from issuance of warrant								$ 7,300,000
Stock issued during relative fair value								$ 3,500,000
Series A Preferred Stock [Member]
Common Stock (Textual)
Common Stock, outstanding shares												735,000
Preferred stock, shares issued												10,000
Price per share	$ 3.00
Cash fee, percentage	9.00%
Warrants purchase, percentage	10.00%
Warrants to purchase of common stock	6,314,671
Warrants issued to underwriters as compensation for transaction	394,669
Stock issues during period	2,250
Class A Units [Member]
Common Stock (Textual)
Sale of stock, description	Class A units consist of one (1) share of common stock and a warrant to purchase one and one-half (1.5) shares of common stock and were sold at a negotiated price of $3.00 per unit.
Class B Units [Member]
Common Stock (Textual)
Sale of stock, description	Class B units consist of one (1) share of our newly created Series A Convertible Preferred Stock (the "Series A Preferred Stock") and warrants to purchase one and one-half (1.5) shares of common stock for each share of common stock into which the Series A Preferred Stock is convertible and were sold at a negotiated price of $1,000.00 per unit to those purchasers who, together with their affiliates and certain related parties, would beneficially own more than 9.99% of our outstanding common stock following the offering.
May 2016 Warrants [Member]
Common Stock (Textual)
Exercise price							$ 120.00
Aggregate shares of common stock							86,667
October 2016 Warrants [Member]
Common Stock (Textual)
Exercise price							$ 37.20
Proceeds from issuance of warrant							$ 2,200,000
Aggregate shares of common stock							301,013